Note 4 - Income Tax (Details Textual) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement Line Items [Line Items]
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 204,972,054	$ 187,632,492
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	2,979,092	$ 2,126,801
Unused tax losses for which no deferred tax asset recognised	$ 0